Cover	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity File Number	001-38247
Entity Registrant Name	AYTU BIOPHARMA, INC.
Entity Central Index Key	0001385818
Entity Tax Identification Number	47-0883144
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	373 Inverness Parkway
Entity Address, Address Line Two	Suite 206
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	437-6580
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AYTU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false